Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Leases
2022	$ 21,720
2023	24,528
2024	23,887
2025	81,558
2026	12,550
2027 - 2030	70,999
Finance lease obligations	235,242	$ 270,883
Amounts representing interest and deferred finance fees	(37,219)	(44,428)
Finance lease obligations, net of interest and deferred finance fees	$ 198,023	$ 226,455